Accumulated Other Comprehensive Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Equity [Abstract]
Currency translation adjustments, net of tax of $(30), $7 and $0, respectively	$ (115)	$ (27)	$ 34
Net unrealized holding gains (losses), net of tax of $4, $1 and $1, respectively	(7)	1	(1)
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, before Reclassification Adjustments, Net of Tax	0	0	2
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, before Reclassification Adjustments, Net of Tax	(24)	24	(23)
Currency Translation Adjustment, Beginning Balance	166	193	159
Currency Translation Adjustment, Ending Balance	51	166	193
Net Unrealized Gains (Losses) on Cash Flow Hedges, Beginning Balance	1	0	(13)
Net Unrealized Gains (Losses) on Cash Flow Hedges, Period change	(2)	1	13
Net Unrealized Gains (Losses) on Cash Flow Hedges, Ending Balance	(1)	1	0
Net Unrealized Gains (Losses) on Available- For-Sale Securities, Beginning Balance	2	2	2
Net unrealized gains on available-for-sale securities, net of tax of $0, $0 and $0, respectively	0		0
Net Unrealized Gains (Losses) on Available- For-Sale Securities, Ending Balance	2	2	2
Minimum Pension Liability Adjustment, Beginning Balance	(52)	(85)	(70)
Minimum Pension Liability Adjustment, Period change	(22)	33	(15)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent before reclassifications	(146)	(2)	12
Minimum Pension Liability Adjustment, Ending Balance	(74)	(52)	(85)
Accumulated Other Comprehensive Income (Loss), Beginning Balance	117	110	78
Accumulated Other Comprehensive Income (Loss), Period change	(139)	7	32
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Net of Tax	5		14
Less: Realized losses on available-for-sale securities reclassified to earnings, net of tax of $0, $0 and $1, respectively	0	0	(2)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Gain (Loss), Net of Tax	2	9	8
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	7	9	20
Accumulated Other Comprehensive Income (Loss), Ending Balance	$ (22)	$ 117	$ 110